Loans Receivable and Allowance for Loan Losses - Summary of Loans by Segments (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 1,010,251	$ 781,525
Net purchase premiums, discounts, and deferred loan costs	3,693	3,064
Total Loans, Net	1,013,944	784,589
Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	996,820	771,317
Real Estate [Member] | One-to-Four-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	702,438	617,694
Real Estate [Member] | Multi-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	123,918	56,244
Real Estate [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	170,464	97,379
Commercial and Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	2,571	201
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	10,860	10,007
Consumer [Member] | Second Mortgage and Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	10,297	9,337
Consumer [Member] | Passbook or Certificate and Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 563	$ 670